Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash And Cash Equivalents
Cash and cash equivalents

Note 8   Cash and cash equivalents

Cash and cash equivalent balances are detailed as follows:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$	ThCh$
Cash on hand	279,521	239,542	182,491
Bank balances	367,146,884	179,097,293	68,131,885
Cash	367,426,405	179,336,835	68,314,376
Time deposits	186,368,967	389,303,495	54,890,333
Securities purchased under resale agreements	49,038,418	12,115,866	109,332,901
Investments in mutual funds	15,320,226	16,325,479	33,030,515
Short term investments classified as cash equivalents	64,358,644	28,441,345	142,363,416
Cash equivalents	250,727,611	417,744,840	197,253,749
Total	618,154,016	597,081,675	265,568,125

The composition of cash and cash equivalents by currency as of December 31, 2023, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,058	1,866	–	2,351	–	–	198,246	–	279,521
Bank balances	40,999,695	314,407,436	1,516,762	4,563,501	1,848,902	2,147,017	871,189	792,382	367,146,884
Cash	41,076,753	314,409,302	1,516,762	4,565,852	1,848,902	2,147,017	1,069,435	792,382	367,426,405
Time deposits	–	185,464,394	–	117,857	786,716	–	–	–	186,368,967
Securities purchased under resale agreements	49,038,418	–	–	–	–	–	–	–	49,038,418
Investments in mutual funds	245,651	–	–	15,074,575	–	–	–	–	15,320,226
Short term investments classified as cash equivalents	49,284,069	–	–	15,074,575	–	–	–	–	64,358,644
Cash equivalents	49,284,069	185,464,394	–	15,192,432	786,716	–	–	–	250,727,611
Total	90,360,822	499,873,696	1,516,762	19,758,284	2,635,618	2,147,017	1,069,435	792,382	618,154,016

The composition of cash and cash equivalents by currency as of December 31, 2022, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,160	2,553	–	9,494	–	–	150,335	–	239,542
Bank balances	34,284,961	135,390,795	555,639	2,982,055	1,170,848	2,681,005	532,059	1,499,931	179,097,293
Cash	34,362,121	135,393,348	555,639	2,991,549	1,170,848	2,681,005	682,394	1,499,931	179,336,835
Time deposits	1,702,165	387,601,330	–	–	–	–	–	–	389,303,495
Securities purchased under resale agreements	12,115,866	–	–	–	–	–	–	–	12,115,866
Investments in mutual funds	–	–	–	16,325,479	–	–	–	–	16,325,479
Short term investments classified as cash equivalents	12,115,866	–	–	16,325,479	–	–	–	–	28,441,345
Cash equivalents	13,818,031	387,601,330	–	16,325,479	–	–	–	–	417,744,840
Total	48,180,152	522,994,678	555,639	19,317,028	1,170,848	2,681,005	682,394	1,499,931	597,081,675

The composition of cash and cash equivalents by currency as of December 31, 2021, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	62,430	3,524	–	10,256	–	–	106,281	–	182,491
Bank balances	48,562,230	8,248,242	2,495,431	3,266,761	1,498,157	1,264,251	318,107	2,478,706	68,131,885
Cash	48,624,660	8,251,766	2,495,431	3,277,017	1,498,157	1,264,251	424,388	2,478,706	68,314,376
Time deposits	16,257,047	24,073,959	–	14,559,327	–	–	–	–	54,890,333
Securities purchased under resale agreements	109,332,901	–	–	–	–	–	–	–	109,332,901
Investments in mutual funds	–	–	–	33,030,515	–	–	–	–	33,030,515
Short term investments classified as cash equivalents	109,332,901	–	–	33,030,515	–	–	–	–	142,363,416
Cash equivalents	125,589,948	24,073,959	–	47,589,842	–	–	–	–	197,253,749
Total	174,214,608	32,325,725	2,495,431	50,866,859	1,498,157	1,264,251	424,388	2,478,706	265,568,125

The composition of time deposits is detailed as follows:

As of December 31, 2023:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Itaú - Uruguay	12-28-2023	01-04-2024	UY	449,552	0.64
Banco Supervielle - Argentina	12-07-2023	01-08-2024	ARS	117,857	10.50
Citibank - Uruguay	12-29-2023	01-02-2024	UY	280,970	0.52
Scotiabank - Uruguay	12-29-2023	01-29-2024	UY	56,194	0.58
Sumitomo Mitsui Banking Corporation - United States	11-24-2023	01-26-2024	USD	141,450,646	0.46
The Bank Of Nova Scotia Toronto - Canada	12-08-2023	03-06-2024	USD	44,013,748	0.47
Total				186,368,967

As of December 31, 2022:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Citibank N.A. - United States	12-19-2022	01-19-2023	USD	214,295,932	0.39
Scotia Corredora de Bolsa Chile S.A.	12-27-2022	01-03-2023	CLP	1,702,165	0.96
Sumitomo Mitsui Banking Corporation - United States	11-03-2022	01-03-2023	USD	43,316,249	0.35
Sumitomo Mitsui Banking Corporation - United States	12-27-2022	01-26-2023	USD	129,989,149	0.37
Total				389,303,495

As of December 31, 2021:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco BBVA - Argentina	12-23-2021	01-21-2022	ARS	4,142,029	2.50
Banco de Chile	12-29-2021	01-05-2022	USD	5,490,491	0.02
Banco de Chile	12-23-2021	01-04-2022	CLP	3,502,613	0.28
Banco de Chile	12-29-2021	01-13-2022	CLP	4,750,887	0.28
Banco Macro - Argentina	12-13-2021	01-12-2022	ARS	1,255,315	2.83
Banco Patagonia - Argentina	12-16-2021	01-17-2022	ARS	3,338,315	2.83
Banco Patagonia - Argentina	12-28-2021	01-27-2022	ARS	2,476,161	2.83
Banco Santander - Chile	12-27-2021	01-04-2022	CLP	8,003,547	0.33
Banco Santander - Chile	12-27-2021	01-27-2022	USD	6,757,670	0.20
Banco Santander - Chile	12-29-2021	01-27-2022	USD	11,825,798	0.21
Banco Santander Río - Argentina	12-13-2021	01-12-2022	ARS	3,347,507	2.83
Total				54,890,333

The composition of securities purchased under resale agreements is detailed as follows:

As of December 31, 2023:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-29-2023	01-04-2024	CLP	499,358	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-29-2023	01-04-2024	CLP	68,791	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-21-2023	01-04-2024	CLP	44,421	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	229,595	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	270,638	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-21-2023	01-04-2024	CLP	1,831,429	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-21-2023	01-04-2024	CLP	659,321	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	96,860	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-21-2023	01-04-2024	CLP	1,223,454	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	156,239	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	88,694	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	76,362	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	214,256	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-28-2023	01-04-2024	CLP	800,552	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-28-2023	01-04-2024	CLP	1,501,035	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-21-2023	01-04-2024	CLP	1,503,450	0.69
BCI Corredores de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-02-2024	CLP	1,000,690	0.69
BCI Corredores de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,979,530	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2023	01-11-2024	CLP	983,920	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	372,324	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Security - Chile	12-29-2023	01-11-2024	CLP	979,874	0.70
BCI Corredores de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-11-2024	CLP	2,295,554	0.70
BCI Corredores de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-11-2024	CLP	2,292,952	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-28-2023	01-04-2024	CLP	1,100,759	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2023	01-11-2024	CLP	2,301,073	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2023	01-11-2024	CLP	700,327	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-02-2024	CLP	2,601,795	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-04-2024	CLP	400,276	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2023	01-04-2024	CLP	1,501,725	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,306,588	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,694,812	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2023	01-11-2024	CLP	1,965,032	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2023	01-11-2024	CLP	2,737,161	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2023	01-11-2024	CLP	3,001,400	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-27-2023	01-04-2024	CLP	965,912	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-27-2023	01-04-2024	CLP	135,100	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	2,755,387	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	2,847,226	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-29-2023	01-11-2024	CLP	350,163	0.70
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-11-2024	CLP	350,163	0.70
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-02-2024	CLP	650,303	0.70
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-09-2024	CLP	1,000,467	0.70
Total					49,038,418

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2022:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
Banchile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-30-2022	01-03-2023	CLP	1,000,300	0.90
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Bice - Chile	12-22-2022	01-12-2023	CLP	802,280	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-29-2022	01-03-2023	CLP	699,139	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-29-2022	01-05-2023	CLP	349,569	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-27-2022	01-03-2023	CLP	1,859,195	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-27-2022	01-03-2023	CLP	143,338	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-22-2022	01-12-2023	CLP	501,425	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	519,243	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	1,486,457	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2022	01-05-2023	CLP	652	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2022	01-03-2023	CLP	1,304	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	426,919	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	5,447	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	168,394	0.95
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-30-2022	01-03-2023	CLP	797,417	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Estado de Chile	12-30-2022	01-03-2023	CLP	503,000	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Estado de Chile	12-30-2022	01-05-2023	CLP	2,500,800	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	350,987	0.94
Total					12,115,866

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2021:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Bice - Chile	12-27-2021	01-04-2022	CLP	500,213	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-27-2021	01-04-2022	CLP	6,992,381	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-28-2021	01-06-2022	CLP	7,397,112	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-28-2021	01-06-2022	CLP	133,547	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-28-2021	01-06-2022	CLP	2,500,800	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	298,203	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	3,207,336	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	2,995,176	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-24-2021	01-04-2022	CLP	3,502,532	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-27-2021	01-04-2022	CLP	900,384	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	3,086,710	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	319,990	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-28-2021	01-06-2022	CLP	66,161	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-06-2022	CLP	2,500,275	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-27-2021	01-04-2022	CLP	1,200,512	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-11-2022	CLP	500,055	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	2,000,640	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-06-2022	CLP	2,500,275	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-04-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2021	01-04-2022	CLP	500,213	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-11-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-04-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	3,011,885	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-30-2021	01-06-2022	CLP	7,000,770	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	400,171	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	300,128	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-28-2021	01-06-2022	CLP	10,003,200	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-30-2021	01-06-2022	CLP	1,980,643	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Central de Chile	12-24-2021	01-04-2022	CLP	999,477	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-30-2021	01-06-2022	CLP	4,667,502	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2021	01-06-2022	CLP	1,500,320	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-30-2021	01-06-2022	CLP	2,387,785	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	2,778,877	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	1,272,246	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	446,271	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	1,284,900	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	4,723,523	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-30-2021	01-06-2022	CLP	2,977,040	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-23-2021	01-04-2022	CLP	2,502,133	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-24-2021	01-04-2022	CLP	2,501,808	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-30-2021	01-06-2022	CLP	4,996,985	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-30-2021	01-06-2022	CLP	2,992,312	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-28-2021	01-06-2022	CLP	2,000,640	0.30
Total					109,332,901

(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

Payments for business acquisitions are detailed as follows:

	For the years ended as of December 31,
	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Total disbursement per business acquisition
Other cash payment to acquire interests in joint ventures (1)	7,086,899	36,465,915	5,791,718
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control (2)	3,205,058	438,105	12,207,458
Cash flows used to obtain control of subsidiaries or other businesses (3)	2,000,000	–	–

(1)	See Note 16 - Investments accounted for using equity method, number (2) for 2023, 2022 and 2021 and number (3) for 2023 and 2022 .
(2)	See Note 1 - General Information, letter C, number (10) for 2023, number (3) for 2022 and numbers (3) and (14) for 2021 .
(3)	See Note 15 - Business combinations letter a).